Leases (Details) $ in Millions	Mar. 08, 2024	Jun. 25, 2021 USD ($) subsidiary	Jun. 30, 2025	Mar. 09, 2024	Jul. 30, 2021
Lease agreement period			24 months		12 months
Operating Lease, Option to Extend	12 months
Lease, Practical Expedients, Package [true false]		true
Ardmore Sealeader [Member]
Lessor, Operating Lease, Term of Contract				12 months
CMBFL Shandong
Number of subsidiaries | subsidiary		2
Gross proceeds		$ 49.0
Transaction fees		$ 1.0